--------------------------------------------------------------------------------

SHORT TERM                                600 FIFTH AVENUE, NEW YORK, N.Y. 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================




Dear Shareholder:




We are pleased to present the semi-annual report of Short Term Income Fund, Inc. for the period September 1, 1998 through February 28, 1999.

The Fund's Money Market Portfolio had 71,899 shareholders and net assets of $1,432,355,876 as of February 28, 1999. The Government Portfolio had 14,559 shareholders and net assets of $934,123,896 as of February 28, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,


\s\Steven W. Duff



Steven W. Duff
President




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
Commercial Paper (10.63%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Bank of America                                           07/09/99       4.93%        $  14,739,459
     20,000,000  Bear Stearns Companies Inc.                               03/08/99       4.92            19,981,022
     20,000,000  Dresdner US Finance Inc.                                  03/02/99       4.87            19,997,300
     43,000,000  Island Finance Puerto Rico, Inc.                          04/27/99       4.87            42,671,838
     10,000,000  J.P. Morgan Securities, Inc.                              03/25/99       5.10             9,966,533
     15,000,000  J.P. Morgan Securities, Inc.                              04/27/99       4.86            14,885,763
     30,000,000  Lehman Brothers Holdings Inc.                             03/08/99       4.99            29,971,008
 --------------                                                                                        -------------
    153,000,000  Total Commercial Paper                                                                  152,212,923
 --------------                                                                                        -------------
Domestic Certificates of Deposit (3.70%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Chase Manhattan Bank (USA)                                07/13/99       4.87%        $  20,000,000
     18,000,000  First Union National Bank                                 09/17/99       5.25            18,000,000
     15,000,000  Northern Trust (k)                                        09/08/99       4.89            14,995,290
 --------------                                                                                        -------------
     53,000,000  Total Domestic Certificates of Deposit                                                   52,995,290
 --------------                                                                                        -------------
Letter of Credit Commercial Paper (28.18%)
------------------------------------------------------------------------------------------------------------------------------------
 $   15,000,000  Banca Serfin S.A.
                 LOC Barclays Bank PLC                                     11/18/99       5.10%        $  14,470,542
      5,000,000  Banco Mercantil Del Norte, S.A.
                 LOC Bayerische HypoVereinsbank, A.G.                      04/01/99       5.32             4,977,740
     25,000,000  Bancomer, S.A.
                 LOC Bank of Montreal                                      06/18/99       5.00            24,634,396
     15,000,000  China International Marine Containers
                 LOC Societe Generale                                      03/16/99       4.90            14,969,563
     20,000,000  Citic Pacific Finance
                 LOC Bank of America                                       03/26/99       4.92            19,931,944
     20,000,000  Cofco Capital Corporation
                 LOC Bank of America                                       04/06/99       4.88            19,903,400
     15,000,000  Contifinancial Corporation
                 LOC Dresdner Bank, A.G.                                   05/03/99       4.90            14,872,687
     23,000,000  Corporacion Andina de Fomento
                 LOC Barclays Bank PLC                                     04/27/99       4.91            22,823,379
     11,000,000  Dean Health System, Inc.
                 LOC Rabobank Nederland                                    03/11/99       4.89            10,985,181
     40,000,000  Dean Health System, Inc.
                 LOC Rabobank Nederland                                    04/13/99       4.89            39,768,278
     20,000,000  Demir Funding Corporation
                 LOC Bayerische HypoVereinsbank, A.G.                      04/12/99       4.96            19,885,667

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                 Maturity                          Value
     Amount                                                                  Date         Yield             (Note 1)
     ------                                                                  ----         -----              ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   10,000,000  Garanti Funding Corporation
                 LOC Bayerische HypoVereinsbank, A.G.                      07/29/99       4.90%        $   9,800,833
     11,000,000  Garanti Funding Corporation
                 LOC Bayerische HypoVereinsbank, A.G.                      07/30/99       4.92            10,778,533
     20,000,000  Louis Dreyfus Corporation
                 LOC ABN AMRO Bank N.A.                                    03/05/99       4.86            19,989,244
     20,000,000  Louis Dreyfus Corporation
                 LOC ABN AMRO Bank N.A.                                    03/12/99       4.85            19,970,483
     20,000,000  Louis Dreyfus Corporation
                 LOC ABN AMRO Bank N.A.                                    03/18/99       4.87            19,954,194
     15,000,000  Pactual Overseas
                 LOC Barclays Bank PLC                                     05/14/99       4.90            14,852,925
     15,000,000  Pemex Capital Inc.
                 LOC Societe Generale                                      04/19/99       4.89            14,901,388
     10,000,000  TEB Funding Corporation
                 LOC Societe Generale                                      05/28/99       5.18             9,876,556
     15,000,000  Transportadora de Gas del Sur S.A.
                 LOC Dresdner Bank, A.G.                                   03/22/99       5.24            14,954,763
     17,000,000  Transportadora de Gas del Sur S.A.
                 LOC Dresdner Bank, A.G.                                   03/23/99       5.24            16,946,289
     35,000,000  Unibanco-Uniao De Bancos Brasilieros
                 LOC Westdeutsche Landesbank                               06/28/99       4.95            34,441,196
     10,000,000  Vermont Yankee Nuclear Power Company
                 LOC Societe Generale                                      03/22/99       5.02             9,970,833
 --------------                                                                                        -------------
    407,000,000  Total Letter of Credit Commercial Paper                                                 403,660,014
 --------------                                                                                        -------------
Loan Participations (8.73%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  Boeing Capital Corporation with Chase Manhattan Bank (g)  08/24/99       5.72%        $  20,000,000
     40,000,000  GMAC Mortgage Corporation with Bank One (d)               03/01/99       5.02            40,000,000
     35,000,000  Marsh & McLennan Companies with Chase Manhattan Bank      03/25/99       4.94            35,000,000
     30,000,000  Marsh & McLennan Companies with Chase Manhattan Bank      05/24/99       5.18            30,000,000
 --------------                                                                                        -------------
    125,000,000  Total Loan Participations                                                               125,000,000
 --------------                                                                                        -------------
Master Notes (4.54%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  The Goldman Sachs Group L.P. (a)                          10/19/99       4.99%        $  20,000,000
     45,000,000  Williamette Industries Incorporated (b)                   07/09/99       4.96            45,000,000
 --------------                                                                                        -------------
     65,000,000  Total Master Notes                                                                       65,000,000
 --------------                                                                                        -------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

      Face                                                                           Maturity                        Value
     Amount                                                                            Date         Yield           (Note 1)
     ------                                                                            ----         -----            ------
Medium Term Note (1.40%)
------------------------------------------------------------------------------------------------------------------------------------
 $   20,000,000  The Bear Stearns Companies Inc. (e)                                 06/07/99       4.90%        $  20,000,000
 --------------                                                                                                  -------------
     20,000,000  Total Medium Term Note                                                                             20,000,000
 --------------                                                                                                  -------------
Other Notes (26.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $    5,000,000  Allegheny Co, PA (Union Electric Steel Corp.) (c)
                 LOC PNC Bank, N.A.                                                  11/01/27       5.00%        $   5,000,000
      4,120,000  American West Michigan Property Taxable Municipal IDRB (c)
                 LOC Comerica Bank                                                   12/01/25       4.97             4,120,000
      1,710,000  B & V Land Company, L.L.C. (c)
                 LOC First Michigan Bank                                             09/01/27       4.97             1,710,000
      3,860,000  Bollman Capital, L.L.C. - Series 1996A (c)
                 LOC First of America/Michigan National Bank                         12/15/26       4.97             3,860,000
      3,000,000  California PCFA Environmental Improvement Bonds
                 (Shell Oil Company Project) (c)                                     06/01/38       4.91             3,000,000
      6,716,000  Capital One Funding Corporation
                 Floating Rate Option Notes - Series 1997D (c)
                 LOC Bank One Ohio                                                   07/02/18       4.97             6,716,000
      2,290,000  Carriage Inn Retirement Community of Cadiz, Inc. - Series 1996 (c)
                 LOC Key Bank, N.A.                                                  10/01/17       4.95             2,290,000
      2,655,000  Carriage Inn Retirement Community of Dayton, Inc. - Series 1996 (c)
                 LOC Key Bank, N.A.                                                  10/01/16       4.95             2,655,000
     15,000,000  Caterpillar Financial Services Corporation (h)                      07/07/99       4.99            15,000,000
      2,050,000  County of Lorain, OH (c)
                 LOC FirstMerit Bank                                                 04/01/19       5.01             2,050,000
      6,840,000  Dickenson Press, Inc. - Series 1997 (c)
                 LOC First Michigan Bank                                             01/01/27       4.97             6,840,000
      2,000,000  Dormont Manufacturing Company, Inc. (c)
                 LOC PNC Bank, N.A.                                                  03/01/08       5.05             2,000,000
      4,700,000  DP Fox Capital, L.L.C. (c)
                 LOC Michigan National Bank                                          05/01/28       4.97             4,700,000
      4,830,000  First Metropolitan Title Company (c)
                 LOC Michigan National Bank                                          05/01/22       4.95             4,830,000
     20,000,000  First Union National Bank of North Carolina (i)                     07/16/99       4.85            20,000,000
      3,015,000  Greensboro, NC Public Improvement - Series C (c)                    04/01/14       4.95             3,015,000
      4,605,000  Growth Properties I, Ltd L.P. 1997 (c)
                 LOC Columbus Bank & Trust Company                                   08/01/12       5.00             4,605,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                           Maturity                        Value
     Amount                                                                            Date         Yield           (Note 1)
     ------                                                                            ----         -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $   6,900,000   Illinois Health Facilities (Loyola University) (c)
                 MBIA Insured                                                        07/01/24       4.95%        $   6,900,000
    10,800,000   Illinois Student Assistance Commission (c)
                 MBIA Insured                                                        09/01/32       4.88            10,800,000
    18,600,000   Jacksonville Health Charity Group (Baptist/St. Vincent) (c)
                 MBIA Insured                                                        08/15/19       4.95            18,600,000
     6,620,000   Jake Sweeney Automotive, Inc. (c)
                 LOC Star Bank, N.A.                                                 04/01/05       4.97             6,620,000
    15,000,000   John Hancock Mutual Life Insurance Company (j)                      08/19/00       5.77            15,000,000
     1,685,000   KBL Capital Fund, Inc. (c)
                 LOC Old Kent Bank & Trust Co.                                       07/01/15       4.97             1,685,000
     3,845,000   LKWP Investments, L.L.C. (c)
                 LOC First Michigan Bank                                             03/01/27       4.97             3,845,000
     3,795,000   Labelle Capital Funding - Series A (c)
                 LOC First of America/Michigan National Bank                         09/01/26       4.97             3,795,000
     4,850,000   Lam Funding, L.L.C. (c)
                 LOC First of America                                                12/15/27       4.88             4,850,000
     1,650,000   Machining Center (c)
                 LOC Comerica Bank                                                   10/01/27       5.30             1,650,000
     4,265,000   Massachusetts IFA (E. Nazarene College) (c)
                 LOC State Street Bank & Trust Co.                                   10/01/13       5.25             4,265,000
     1,910,000   Miami Valley Realty Associates (c)
                 LOC Key Bank, N.A.                                                  06/01/12       4.95             1,910,000
       965,000   Mt. Carmel East Professional Office Building - Series 1994 (c)
                 LOC National City Bank, Northwest                                   01/01/14       4.91               965,000
     1,455,000   Mt. Carmel Partnership Project (c)
                 LOC National City Bank, Northwest                                   08/01/14       4.91             1,455,000
     2,575,000   Mubea, Inc. Project (c)
                 LOC Fifth Third Bank                                                12/01/04       4.91             2,575,000
    15,860,000   Nebraska Public Power - Series B (c)
                 LOC Bank of America/Toronto Dominion/
                 Bank of Nova Scotia/Commerz Bank                                    03/09/99       4.90            15,860,000
     4,780,000   New Federal Cold Storage (c)
                 LOC National City Bank, PA                                          11/01/12       4.91             4,780,000
    25,000,000   New York City, N.Y. GO Bonds
                 FGIC Insured                                                        05/21/99       4.98            25,000,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

      Face                                                                           Maturity                        Value
     Amount                                                                            Date         Yield           (Note 1)
     ------                                                                            ----         -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  12,725,000   New York City, N.Y. GO Bonds - Series D                             08/01/99       5.54%        $  12,745,126
    13,000,000   New York State HFA
                 (250 West 50th Street Project) - Series 1997B (c)
                 LOC Fleet National Bank                                             05/01/13       4.95            13,000,000
     1,125,000   Oak Crest Homes, Inc. (c)
                 LOC First of America                                                11/01/26       4.97             1,125,000
     1,025,000   Ohio Metallurgical Services Inc. (c)
                 LOC FirstMerit Bank                                                 10/01/04       5.01             1,025,000
     3,600,000   Opportunity Aviation, Ltd. Project (c)
                 LOC National City Bank, Northwest                                   12/02/02       4.91             3,600,000
     9,750,000   PRD Financial L.L.C. (c)
                 LOC First of America                                                04/01/27       5.01             9,750,000
       900,000   Pennsylvania EDFA (CEO Deux, Inc.) (c)
                 LOC PNC Bank, N.A.                                                  08/01/08       5.00               900,000
     1,200,000   Pennsylvania EDFA (Southstar Canal Road Ltd) (c)
                 LOC PNC Bank, N.A.                                                  12/01/10       5.00             1,200,000
     8,600,000   Polar Plastics, Inc. (c)
                 LOC PNC Bank, N.A.                                                  08/01/17       4.92             8,600,000
     8,930,000   Riverside County, CA (Bankruptcy Courthouse) (c)
                 LOC Commerzbank, A.G.                                               11/01/27       4.95             8,930,000
     2,360,000   SDR Capital, L.L.C. (c)
                 LOC First Michigan Bank                                             10/15/01       4.97             2,360,000
     2,200,000   SSM Health Care Systems - Series 1995D (c)
                 MBIA Insured                                                        06/01/24       4.96             2,200,000
     4,500,000   Seven Z Enterprises (f)
                 LOC PNC Bank, N.A.                                                  06/03/13       5.05             4,500,000
     1,900,000   Soaring Eagle Partners L.P. (c)
                 LOC PNC Bank, N.A.                                                  10/01/12       4.92             1,900,000
     2,910,000   Sojourn Project (c)
                 LOC FirstMerit Bank                                                 07/01/12       5.01             2,910,000
     1,920,000   UAI Technologies, Inc. - Series 1998 (c)
                 LOC First Union National Bank                                       05/01/18       4.95             1,920,000
     1,695,000   Valley City Linen Co. (c)
                 LOC First Michigan Bank                                             02/15/02       4.97             1,695,000
     2,700,000   Van Wert County, OH (c)
                 LOC Bank One Ohio                                                   11/01/17       4.97             2,700,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

      Face                                                                           Maturity                        Value
     Amount                                                                            Date         Yield           (Note 1)
     ------                                                                            ----         -----            ------
Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  30,000,000   Virginia Housing Development Authority Mortgage Bonds - Stem IV
                 GIC Monumental Life                                                 03/16/99       5.22%        $   29,999,357
    11,620,000   Washington State HFC (Country Manor One Project) (c)
                 LOC U.S. Bank of Washington                                         01/01/12       5.05             11,620,000
     2,000,000   Willingboro Township, NJ BAN                                        10/01/99       4.93              2,003,189
     4,500,000   Windsor Medical Center, Inc. (c)
                 LOC FirstMerit Bank                                                 12/03/18       5.01              4,500,000
     6,000,000   Winston Salem, NC COPS                                              03/10/99       4.88              6,000,000
    14,000,000   Winston Salem, NC COPS                                              03/11/99       4.86             14,000,000
     1,400,000   Wulfeck Family Partnership Project (c)
                 LOC Star Bank, N.A.                                                 09/01/17       4.97              1,400,000
     4,840,000   Zylstra Funding, Inc. (c)
                 LOC First Michigan Bank                                             06/01/27       4.97              4,840,000
 -------------                                                                                                   --------------
   378,346,000   Total Other Notes                                                                                  378,368,672
 -------------                                                                                                   --------------
Repurchase Agreement, Overnight (10.54%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 151,000,000   The Goldman Sachs Group L.P.
                 (Collateralized by $201,002,546, GNMA, 4.5000% to 7.5000%,
                 due 12/15/08 to 02/20/29)                                           03/01/99       4.80%        $  151,000,000
 -------------                                                                                                   --------------
   151,000,000   Total Repurchase Agreement, Overnight                                                              151,000,000
 -------------                                                                                                   --------------
Short Term Bank Notes (2.44%)
------------------------------------------------------------------------------------------------------------------------------------
 $  15,000,000   NationsBank                                                         12/30/99       5.00%        $   15,000,000
    20,000,000   NationsBank                                                         01/18/00       5.02             19,996,590
 -------------                                                                                                   --------------
    35,000,000   Total Short Term Bank Notes                                                                         34,996,590
 -------------                                                                                                   --------------
Yankee Certificates of Deposit (3.14%)
------------------------------------------------------------------------------------------------------------------------------------
 $  15,000,000   Commerzbank A.G.                                                    01/10/00       5.02%        $   14,998,751
    15,000,000   Toronto Dominion Bank                                               12/29/99       5.09             14,998,800
    15,000,000   Union Bank of Switzerland                                           01/13/00       5.10             14,997,480
 -------------                                                                                                   --------------
    45,000,000   Total Yankee Certificates of Deposit                                                                44,995,031
 -------------                                                                                                   --------------
                 Total Investments (99.71%) (Cost $1,428,228,520+)                                                1,428,228,520
                 Cash and Other Assets, Net of Liabilities (0.29%)                                                    4,127,356
                                                                                                                 --------------
                 Net Assets (100.00%)                                                                            $1,432,355,876
                                                                                                                 ==============
                 Net Assets Value, offering and redemption price per share:
                 Class A Shares, 1,136,291,505 shares outstanding (Note 3)                                       $         1.00
                                                                                                                 ==============
                 Class B Shares,   297,650,903 shares outstanding (Note 3)                                       $         1.00
                                                                                                                 ==============

                 +     Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
MONEY MARKET PORTFOLIO
STATEMENT OF NET ASSETS (CONTINUED)
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================





FOOTNOTES:

(a) The interest rate is adjusted daily based on opening Federal Funds rate + 0.10% (daily put).

(b) The interest rate is adjusted monthly based on 1 month LIBOR + 0.03% (7 day put).

(c) Securities payable on demand at par including accrued interest (with 7 days notice). Interest is adjusted weekly.

(d)  The interest rate is adjusted daily based on Federal Funds rate + 0.15%.

(e)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.03%.

(f) This security can be put on the first business day of the month atpar. Interest is adjusted weekly.

(g) The interest rate is adjusted quarterly based on 3 month LIBOR + 3 basis points.

(h)  The interest rate is adjusted quarterly based on 3 month LIBOR -0.07%.

(i)  The interest rate is adjusted daily based on prime -2.90%.

(j) The interest rate is adjusted yearly based on 1 year LIBOR + 0.06% (one year put)/Evergreen maturity.

(k)  The interest rate is adjusted monthly based on 1 month LIBOR - 0.05%.




KEY:

     BAN      =     Bond Anticipation Note                        HFA      =      Hospital Finance Authority
     COPS     =     Certificates of Participation                 HFC      =      Housing Finance Corporation
     EDFA     =     Economic Development Finance Authority        IDRB     =      Industrial Development Revenue Bond
     FGIC     =     Financial Guaranty Insurance Company          LOC      =      Letter of Credit
     GMAC     =     General Motors Acceptance Corporation         MBIA     =      Municipal Bond Insurance Association
     GO       =     General Obligation                            PCFA     =      Pollution Control Finance Authority







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
SHORT TERM INCOME FUND, INC.
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF NET ASSETS
FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

      Face                                                                           Maturity                        Value
     Amount                                                                            Date         Yield           (Note 1)
     ------                                                                            ----         -----            ------
Repurchase Agreements, Overnight (69.69%)
------------------------------------------------------------------------------------------------------------------------------------
 $  16,000,000  Fuji Bank, Ltd. (Collateralized by $15,757,000,
                U.S. Treasury Bill, 6.250%, due 03/31/99                             03/01/99       4.75%       $  16,000,000
   210,000,000  The Goldman Sachs Group L.P. (Collateralized by $410,611,900,
                GNMA, 2.402% to 8.350%, due 12/15/12 to 01/20/29)                    03/01/99       4.80          210,000,000
   215,000,000  JP Morgan Securities, Inc. (Collateralized by $259,563,094,
                GNMA, 5.50% to 10.000%, due 12/20/01 to 02/15/29)                    03/01/99       4.80          215,000,000
   210,000,000  Morgan Stanley & Company, Inc. (Collateralized by $758,238,020,
                GNMA, 7.000% to 9.000%, due 04/15/16 to 07/15/28)                    03/01/99       4.83          210,000,000
 -------------                                                                                                  -------------
   651,000,000  Total Repurchase Agreements, Overnight                                                            651,000,000
 -------------                                                                                                  -------------
U.S. Government Obligations (30.13%)
------------------------------------------------------------------------------------------------------------------------------------
 $  20,000,000  U.S. Treasury Notes, 6.25%                                           03/31/99       5.33%       $  20,011,082
    30,000,000  U.S. Treasury Notes, 6.37%                                           04/30/99       5.38           30,037,585
    25,000,000  U.S. Treasury Notes, 6.25%                                           05/31/99       4.98           25,065,272
    30,000,000  U.S. Treasury Notes, 6.00%                                           06/30/99       4.20           30,166,023
    10,000,000  U.S. Treasury Notes, 6.37%                                           07/15/99       4.54           10,062,823
    60,000,000  U.S. Treasury Notes, 5.87%                                           07/31/99       4.16           60,399,240
    30,000,000  U.S. Treasury Notes, 6.00%                                           08/15/99       4.27           30,221,752
    20,000,000  U.S. Treasury Notes, 5.87%                                           08/31/99       4.52           20,114,971
    10,000,000  U.S. Treasury Notes, 5.75%                                           09/30/99       4.67           10,057,084
    45,000,000  U.S. Treasury Notes, 5.50%                                           02/29/00       4.58           45,298,051
 -------------                                                                                                  -------------
   280,000,000  Total U.S. Government Obligations                                                                 281,433,883
 -------------                                                                                                  -------------
                Total Investments (99.82%) (Cost $932,433,883+)                                                   932,433,883
                Cash and Other Assets, Net of Liabilities (0.18%)                                                   1,690,013
                                                                                                                -------------
                Net Assets (100.00%)                                                                            $ 934,123,896
                                                                                                                =============
                Net asset value, offering and redemption price per share:
                Class A Shares, 769,527,949 shares outstanding (Note 3)                                         $        1.00
                                                                                                                =============
                Class B Shares, 164,595,947 shares outstanding (Note 3)                                         $        1.00
                                                                                                                =============

                +     Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED FEBRUARY 28, 1999
(UNAUDITED)
================================================================================

                                                                                 Money Market      U.S. Government
                                                                                  Portfolio            Portfolio
                                                                               ---------------     ---------------
 INVESTMENT INCOME
 Income:
    Interest..............................................................  $        36,516,549     $       23,778,446
                                                                            -------------------     ------------------
 Expenses: (Note 2)
    Investment management fee.............................................            2,009,800              1,225,079
    Administration fee....................................................            1,442,264              1,003,032
    Distribution fee (Class A)............................................            1,324,000              1,014,021
    Custodian expenses....................................................               54,743                 47,798
    Shareholder servicing and related shareholder expenses................            1,218,443                587,327
    Legal, compliance and filing fees.....................................              105,950                 74,453
    Audit and accounting..................................................               54,373                 37,765
    Directors' fees ......................................................               13,553                  7,553
    Miscellaneous.........................................................               28,992                 16,406
                                                                            -------------------     ------------------
        Total expenses....................................................            6,252,118              4,013,434
        Less:
           Expenses paid indirectly.......................................  (             3,267)    (              289)
                                                                            -------------------     ------------------
                Net expenses..............................................            6,248,851              4,013,145
                                                                            -------------------     ------------------
 Net investment income....................................................           30,267,698             19,765,301

 REALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments..................................              436,625               ---
                                                                            -------------------     ------------------
 Increase in net assets from operations...................................  $        30,704,323     $       19,765,301
                                                                            ===================     ==================




--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                Money Market Portfolio              U.S. Government Portfolio
                                           -------------------------------       -------------------------------
                                             Six Months                            Six Months
                                               Ended             Year                Ended              Year
                                          February 28, 1999     Ended           February 28, 1999      Ended
                                            (Unaudited)    August 31, 1998        (Unaudited)     August 31, 1998
                                             ---------      --------------         ---------      ---------------
 INCREASE (DECREASE) IN NET ASSETS

 Operations:
  Net investment income..................  $   30,267,698   $   56,795,811       $   19,765,301   $   37,915,374
  Net realized gain (loss) on investments         436,625           69,854             -0-              -0-
                                           --------------   --------------       --------------   --------------
  Increase in net assets from operations.      30,704,323       56,865,665           19,765,301       37,915,374
 Dividends to shareholders:
  Net investment income
    Class A..............................  (   23,114,623)  (   43,410,231)      (   16,624,559)  (   33,787,099)
    Class B..............................  (    7,429,203)  (   13,154,934)      (    3,140,742)  (    4,128,275)
 Capital share transactions (Note 3):
    Class A..............................     149,571,764      184,183,496           17,031,092       16,916,289
    Class B..............................       1,069,921       28,629,584           94,428,268        1,200,649
                                           --------------   --------------       --------------   --------------
    Total increase (decrease)............     150,802,182      213,113,580          111,459,360       18,116,938
 Net assets:
    Beginning of period..................   1,281,553,694    1,068,440,114          822,664,536      804,547,598
                                           --------------   --------------       --------------   --------------
    End of period (including undistributed
      net investment income of $138,140
      and $414,267 for the Money Market
      Portfolio).........................  $1,432,355,876   $1,281,553,694       $  934,123,896   $  822,664,536
                                           ==============   ==============       ==============   ==============















--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.
Short Term Income Fund, Inc. is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is presently comprised of two Portfolios, Money Market Portfolio and U.S. Government Portfolio, with each Portfolio having two classes of stock authorized, Class A and Class B. The Class A shares of each Portfolio are subject to a service fee pursuant to each Portfolio's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects, the Class A and Class B shares represent the same interest in the income and assets of each respective Portfolio. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses), determined on a class level, are declared daily and paid monthly. With respect to the Money Market Portfolio, realized capital gains and losses are excluded.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Management Contract, the Money Market Portfolio pays a management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of .30% of the Portfolio's average daily net assets not in excess of $750 million, plus
 .29% of such assets in excess of $750 million but not in excess of $1 billion, plus .28% of such assets in excess of $1 billion but not in excess of $1.5 billion, plus .27% of such assets in excess of $1.5 billion. The U.S. Government Portfolio pays a management fee to the Manager equal to .275% of the Portfolio's average daily net assets not in excess of $250 million, plus .25% of such assets in excess of $250 million. The Manager has agreed to reimburse the Fund for its
net   operating   expenses   (exclusive  of  taxes,   brokerage,   interest  and
extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 1% of the average daily net assets of each Portfolio for such fiscal year. No such reimbursement was required for the period ended February 28, 1999.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).
Pursuant to an Administrative Services Agreement, each Portfolio pays to the Manager an annual fee of .21% of each Portfolio's average daily net assets not in excess of $1.25 billion, plus .20% of such assets in excess of $1.25 billion but not in excess of $1.5 billion, plus .19% of such assets in excess of $1.5 billion.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to the Class A shares of each Portfolio. For its services under the Shareholder Servicing Agreement, the Distributor receives from each Portfolio with respect only to the Class A shares, a service fee equal to .25% per annum of each Portfolio's average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $9,000 per annum plus $1,250 per meeting attended.

Included in the Statements of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $613,552 and $240,685 for the Money Market Portfolio and the U.S. Government Portfolio, respectively, paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $3,267 and $289 for the Money Market Portfolio and the U.S. Government Portfolio, respectively.























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
3. Capital Stock.
At February 28, 1999, 10,000,000,000 shares of $.001 par value stock were authorized and capital paid in for the Money Market Portfolio and the U.S. Government Portfolio amounted to $1,433,942,408 and $934,123,896, respectively. Transactions in capital stock, all at $1.00 per share, were as follows:

                                              Money Market Portfolio                    U.S. Government Portfolio
                                      --------------------------------------     ------------------------------------
                                      Six Months Ended          Year Ended       Six Months Ended         Year Ended
                                          2/28/99                 8/31/98             2/28/99               8/31/98
                                      ---------------        ---------------     ----------------     ---------------
 Class A
 Sold................................     504,969,570            957,881,430         343,329,502          867,760,740
 Issued on reinvestment of dividends.      21,793,243             39,324,620          16,621,325           32,991,750
 Redeemed............................  (  377,191,049)        (  813,022,554)     (  342,919,735)      (  883,836,201)
                                        -------------          -------------       -------------        -------------
 Net increase (decrease).............     149,571,764            184,183,496          17,031,092           16,916,289
                                        =============          =============       =============        =============

 Class B
 Sold................................     490,677,756            897,301,951         327,577,811          494,551,691
 Issued on reinvestment of dividends.       7,365,111             12,863,930           2,790,436            3,422,930
 Redeemed............................  (  496,972,946)        (  881,536,297)     (  235,939,979)      (  496,773,972)
                                        -------------          -------------       -------------        -------------
 Net increase (decrease).............       1,069,921             28,629,584          94,428,268            1,200,649
                                        =============          =============       =============        =============

4. Sales of Securities.
Accumulated undistributed realized losses of the Money Market Portfolio at February 28, 1999 amounted to $1,724,671. Such amount represents tax basis capital losses which may be carried forward to offset future capital gains through August 31, 2004.














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.

                                                                                 Money Market Portfolio
CLASS A                                                                           Year Ended August 31,
-------                                       Six Months Ended     -----------------------------------------------------------------
                                              February 28, 1999      1998           1997          1996          1995         1994
                                              -----------------    --------       --------      --------      --------    ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  ----------       ----------     ----------    ----------   ----------   ----------
 Income from investment operations:
     Net investment income.....................       0.022            0.047          0.046         0.047        0.047        0.029
 Less distributions:
     Dividends from net investment income......   (   0.022)       (   0.047)     (   0.046)    (   0.047)   (   0.047)   (   0.029)
                                                  ----------       ----------     ----------    ----------   ----------   ----------
 Net asset value, end of period................   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  ==========       ==========     ==========    ==========   ==========   ==========
 Total Return..................................       4.46%*           4.80%          4.66%         4.71%        4.82%(a)     2.93%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $1,135,034       $  985,377     $  801,001    $  756,094   $  661,795   $  676,756
 Ratios to average net assets:
     Expenses..................................       0.99%*           0.97%          0.99%         0.98%        0.88%        0.91%
     Net investment income.....................       4.32%*           4.57%          4.57%         4.63%        4.75%        2.89%
     Management, administration and
       shareholder servicing fees waived.......       --               0.02%          --            0.02%        0.13%        --
     Expenses paid indirectly..................       --               --             0.01%         0.01%        --           --

                                                                                 Money Market Portfolio
CLASS B                                                                           Year Ended August 31,
-------                                       Six Months Ended     -----------------------------------------------------------------
                                              February 28, 1999      1998           1997          1996          1995         1994
                                              -----------------    --------       --------      --------      --------    ----------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  ----------       ----------     ----------    ----------   ----------   ----------
 Income from investment operations:
     Net investment income.....................       0.023            0.050          0.049         0.049        0.050        0.031
 Less distributions:
     Dividends from net investment income......   (   0.023)       (   0.050)     (   0.049)    (   0.049)   (   0.050)   (   0.031)
                                                  ----------       ----------     ----------    ----------   ----------   ----------

 Net asset value, end of period................   $   1.00         $   1.00       $   1.00      $   1.00     $   1.00     $   1.00
                                                  ==========       ==========     ==========    ==========   ==========   ==========
 Total Return..................................       4.82%*           5.16%          5.01%         5.00%        5.08%(a)     3.19%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............   $  297,322       $  296,177     $  267,439    $  219,810   $  217,877   $  422,005
 Ratios to average net assets:
     Expenses..................................       0.64%*           0.62%          0.66%         0.70%        0.62%        0.67%
     Net investment income.....................       4.69%*           5.07%          4.90%         4.91%        4.90%        3.13%
     Management, administration and
       shareholder servicing fees waived.......       --               0.02%          --            0.02%        0.13%        --
     Expenses paid indirectly..................       --               --             0.01%         0.01%        --           --
     *    Annualized
     (a)  Includes  the  effect  of a  capital  contribution  from the  Manager.
          Without the capital  contribution,  the total  return  would have been
          3.42% for Class A and 3.69% for Class B.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

SHORT TERM INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
================================================================================

5. Financial Highlights. (Continued)
                                                                                 U.S. Government Portfolio
                                                                                    Year Ended August 31,
 CLASS A                                    Six Months Ended     ---------------------------------------------------------
 -------                                    February 28, 1999      1998        1997        1996        1995        1994
                                            -----------------    --------    ---------   ---------   ---------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 ---------       ---------   ---------   ---------   ---------   ---------
 Income from investment operations:
     Net investment income.....................     0.020           0.047       0.046       0.047       0.048       0.028
 Less distributions:
     Dividends from net investment income......  (  0.020)       (  0.047)   (  0.046)   (  0.047)   (  0.048)   (  0.028)
                                                 ---------       ---------   ---------   ---------   ---------   ---------
 Net asset value, end of period................  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 =========       =========   =========   =========   =========   =========
 Total Return..................................     4.18%*          4.82%       4.73%       4.81%       4.93%       2.79%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............  $ 769,528       $ 752,497   $ 735,581   $ 666,620   $ 469,592   $ 398,699
 Ratios to average net assets:
     Expenses..................................     0.89%*          0.87%       0.81%       0.81%       0.80%       0.85%
     Net investment income.....................     4.10%*          4.71%       4.61%       4.68%       4.83%       2.75%

                                                                                 U.S. Government Portfolio
                                                                                    Year Ended August 31,
 CLASS B                                    Six Months Ended     ---------------------------------------------------------
 -------                                    February 28, 1999      1998        1997        1996        1995        1994
                                            -----------------    --------    ---------   ---------   ---------   ---------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..........  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 ---------       ---------   ---------   ---------   ---------   ---------
 Income from investment operations:
     Net investment income.....................     0.022           0.050       0.049       0.050       0.051       0.030
 Less distributions:
     Dividends from net investment income......  (  0.022)       (  0.050)   (  0.049)   (  0.050)   (  0.051)   (  0.030  )
                                                 ---------       ---------   ---------   ---------   ---------   ---------
 Net asset value, end of period................  $  1.00         $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
                                                 =========       =========   =========   =========   =========   =========
 Total Return..................................     4.53%*          5.15%       5.00%       5.07%       5.19%       3.04%
 Ratios/Supplemental Data
 Net assets, end of period (000)...............  $ 164,596       $  70,168   $  68,967   $ 126,169   $ 306,799   $  80,196
 Ratios to average net assets:
     Expenses..................................     0.56%*          0.55%       0.55%       0.56%       0.55%       0.60%
     Net investment income.....................     4.36%*          5.03%       4.86%       5.04%       5.20%       2.98%





 *    Annualized
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------













SHORT TERM
INCOME
FUND, INC.






                               Semi-Annual Report
                                February 28, 1999
                                   (Unaudited)













--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------
Short Term Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
   Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




STIF299S


--------------------------------------------------------------------------------